Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value
The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
(in millions)	Dec. 31, 2014	Dec. 31, 2013
Assets of consolidated investment management funds:
Trading assets	$8,678	$10,397
Other assets	604	875
Total assets of consolidated investment management funds	$9,282	$11,272
Liabilities of consolidated investment management funds:
Trading liabilities	$7,660	$10,085
Other liabilities	9	46
Total liabilities of consolidated investment management funds	$7,669	$10,131

Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue
The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2014	2013
Changes in fair value of long-term debt (a)	$26	$24

(a)	The changes in fair value of long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.